Costs	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Costs
24.	COSTS

	2019	2018	2017
Inventories at beginning of year	53,324	27,149	21,808	(2)
Purchases	190,601	124,279	65,945
Production costs (1)	378,281	234,340	147,423
Translation effect	33,385	26,514	3,877
Inventories incorporated by business combination (3)	—	445	—
Adjustment for inflation (4)	496	167	—
Reclassifications and other movements	—	—	(92)
Inventories at end of the year	(80,479)	(53,324)	(27,149	) (2)

	575,608	359,570	211,812

(1)	See Note 25.
(2)
Reclassifications of 12 have been made in inventories at beginning of fiscal year and 142 have been made in inventories at the fiscal years ended December 31, 2017, in accordance with the change in the accounting policy described in detail in Note 2.b.11.

(3)	See Note 3.
(4)	Corresponds to adjustment for inflation of inventories’ opening balances of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income.